Deferred dry dock and special survey costs, net	12 Months Ended
Dec. 31, 2022
Deferred Dry Dock And Special Survey Costs Net
Deferred dry dock and special survey costs, net

7. Deferred dry dock and special survey costs, net:

The movement in deferred charges, net, in the accompanying Consolidated Balance Sheets are as follows:

Dry docking costs	2020	2021	2022

Balance January 1,	$779	$1,594	$912
Additions	1,068	253	266
Amortization of special survey costs	(253)	(406)	(384)
Transfer to vessels held for sale	—	(529)	—
Balance December 31,	$1,594	$912	$794

The amortization of the special survey costs is separately reflected in the accompanying Consolidated Statements of Comprehensive Income/(Loss).